Operating Segment and Revenue Information - Revenue by Therapeutic Area and Product (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 3,291,188	¥ 2,097,224	¥ 1,770,531
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	634,888	129,421	0
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers	697,896	539,318	452,029
Entyvio
Disclosure of products and services [line items]
Revenue from contracts with customers	347,196	269,199	201,350
Takecab-F
Disclosure of products and services [line items]
Revenue from contracts with customers	72,713	58,241	48,488
Dexilant
Disclosure of products and services [line items]
Revenue from contracts with customers	62,797	69,197	65,739
Gattex/Revestive
Disclosure of products and services [line items]
Revenue from contracts with customers	61,812	12,753	0
Pantoprazole
Disclosure of products and services [line items]
Revenue from contracts with customers	49,463	61,629	65,829
Alofisel
Disclosure of products and services [line items]
Revenue from contracts with customers	373	45	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	103,542	68,254	70,623
Total Rare Metabolic
Disclosure of products and services [line items]
Revenue from contracts with customers	170,825	42,302	0
Elaprase
Disclosure of products and services [line items]
Revenue from contracts with customers	67,924	15,083	0
Replagal
Disclosure of products and services [line items]
Revenue from contracts with customers	51,253	11,437	0
Vpriv
Disclosure of products and services [line items]
Revenue from contracts with customers	38,013	8,688	0
Natpara
Disclosure of products and services [line items]
Revenue from contracts with customers	13,635	7,094	0
Total Rare Hematology
Disclosure of products and services [line items]
Revenue from contracts with customers	334,240	66,704	0
Advate
Disclosure of products and services [line items]
Revenue from contracts with customers	157,856	32,099	0
Adynovate
Disclosure of products and services [line items]
Revenue from contracts with customers	58,672	10,740	0
FEIBA
Disclosure of products and services [line items]
Revenue from contracts with customers	51,508	9,634	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	66,204	14,231	0
Total HAE (Hereditary Angioedema)
Disclosure of products and services [line items]
Revenue from contracts with customers	129,823	20,415	0
Takhzyro
Disclosure of products and services [line items]
Revenue from contracts with customers	68,271	9,729	0
Firazyr
Disclosure of products and services [line items]
Revenue from contracts with customers	32,662	6,416	0
Cinryze
Disclosure of products and services [line items]
Revenue from contracts with customers	24,346	3,104	0
Kalbitor
Disclosure of products and services [line items]
Revenue from contracts with customers	4,544	1,166	0
Total PDT Immunology
Disclosure of products and services [line items]
Revenue from contracts with customers	394,165	93,479	16,428
Immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers	298,697	73,462	12,253
Albumin
Disclosure of products and services [line items]
Revenue from contracts with customers	67,215	12,299	2,386
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	28,253	7,718	1,789
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers	420,956	399,440	377,417
Velcade
Disclosure of products and services [line items]
Revenue from contracts with customers	118,321	127,869	137,312
Leuprorelin
Disclosure of products and services [line items]
Revenue from contracts with customers	109,048	110,074	108,062
Ninlaro
Disclosure of products and services [line items]
Revenue from contracts with customers	77,555	62,171	46,427
Adcetris
Disclosure of products and services [line items]
Revenue from contracts with customers	52,672	42,903	38,514
Iclusig
Disclosure of products and services [line items]
Revenue from contracts with customers	31,815	28,705	23,123
Alunbrig
Disclosure of products and services [line items]
Revenue from contracts with customers	7,237	5,199	2,825
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	24,308	22,519	21,154
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers	438,520	154,670	82,106
Vyvanse
Disclosure of products and services [line items]
Revenue from contracts with customers	274,077	49,354	0
Trintellix
Disclosure of products and services [line items]
Revenue from contracts with customers	70,666	57,550	48,372
Adderall XR
Disclosure of products and services [line items]
Revenue from contracts with customers	24,305	5,404	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	69,472	42,362	33,734
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers	704,763	780,896	842,551
Azilva-F
Disclosure of products and services [line items]
Revenue from contracts with customers	76,749	70,762	63,968
Nesina-F
Disclosure of products and services [line items]
Revenue from contracts with customers	57,958	54,789	50,232
Lotriga
Disclosure of products and services [line items]
Revenue from contracts with customers	31,752	30,856	28,489
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 538,304	¥ 624,489	¥ 699,862